Expenses by nature	6 Months Ended
Jun. 30, 2023
Expenses by nature [abstract]
Expenses by nature
5.4 Expenses by nature
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

in € thousand	Six months ended June 30,
	2023	2022
Consulting and other purchased services	35,442	87,171
Cost of services and change in inventory	7,843	102,476
Employee benefit expense other than share-based compensation	39,028	23,089
Share-based compensation expense	3,028	(5,480)
Raw materials and consumables used	8,611	5,536
Depreciation and amortization and impairment	6,669	14,440
Building and energy costs	6,210	7,050
Supply, office and IT costs	4,892	6,134
License fees and royalties	1,971	1,650
Advertising costs	4,159	2,740
Warehousing and distribution costs	1,826	686
Travel and transportation costs	1,128	849
Other expenses	1,915	889
OPERATING EXPENSES	122,723	247,230
The decrease in operating expenses of €124.5 million in the six months ended June 30, 2023 compared to June 30, 2022 primarily resulted from cost of services and change in inventory. In the six months ended June 30, 2022, cost of services and change in inventory included effects from the significant changes to the ordered volumes and the expected future demand for COVID VLA2001, in particular a write-down of inventory of €83.5 million as well as a €26.9 million provision related to expected settlement costs in connection with judicial or contractual claims and €14.1 million of write-downs of advanced payments.
The position depreciation and amortization and impairment contains a reversal of a fixed asset impairment in the amount of €1.9 million related to the COVID production equipment.
Further consulting and other purchased services reduced substantially as in the comparison period of 2022 considerable expenses for COVID VLA2001 related to research and development and external manufacturing costs had been booked.
The employee benefit expenses and cash-settled share-based compensation expense from the six months ended June 30, 2022 have been positively impacted by non-cash income from the revaluation of share-based compensation programs resulting from a reduction of Valneva’s share price between December 31, 2021 and June 30, 2022.